Business segments - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	S/ 11,326,379	S/ 10,615,191	S/ 10,430,128
Assets	508,944	(245,377)	S/ (295,748)
Peru
Disclosure of operating segments [line items]
Revenue	10,876,215,000	10,232,012,000
Assets	95,125,697,000	91,323,869,000
Panama
Disclosure of operating segments [line items]
Revenue	450,164,000	383,179,000
Assets	S/ 3,971,730,000	S/ 4,179,912,000